UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2009
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: Adams Asset Advisors, LLC
Address: 8150 N. Central Expressway Suite M1120
Dallas, Texas 75206

Form 13F File Number: 028-12061

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Steven Adams
Title:   Manager/Owner
Phone: 214-360-7410

/s/ Steven Adams
January 25, 2010

Report Type (Check only one):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




                        Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      0
                                              -----------
Form 13F Information Table Entry Total:                93
                                              -----------
Form 13F Information Table Value Total:       $   524,365
                                              -----------
                                              (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


Adams Asset Advisors, LLC
FORM 13F
As of 12/31/09








		TITLE           MARKET                       VOTING
               OF              VALUE  	SHARES/  INVEST OTH  AUTHORITY
NAME OF ISSUER CLASS CUSIP     x$1000 	PRN AMT  DISCR  MNGR SOLE SHARED NONE
-------------- ---   --------- ------ 	-------- ------ ---- ---- ------ ----
3M Company	COM   88579Y101 3,995  48,327SH SOLE		       48,327
Aglres		COM   001204106	1,258  34,498SH SOLE                   34,498
Alliance Res.	COM   01877r108	2,287  52,742SH	SOLE		       52,742
Altria Group    COM   02209S103 5,232 266,532SH SOLE                  266,532
Amerigroup Corp.COM   03073T102	  700  26,000SH SOLE                   26,000
Anadarko Pete	COM   032511107   865  13,865SH SOLE		       13,865
AT&T		COM   00206R102 5,252 187,399SH SOLE		      187,399
BeBe Stores Inc.COM   075571109   637 101,710SH SOLE                  101,710
Boardwalk Pipe.	COM   096627104 2,308  76,885SH SOLE		       76,885
Bristol Myers   COM   110122108   469  18,610SH SOLE                   18,610
Buckeye Partner COM   118230101 2,337  42,934SH SOLE                   42,934
CBL & Assoc PPt	COM   124830100   700  72,406SH SOLE                   72,406
Cardinal Health COM   14149Y108   340  10,573SH SOLE                   10,573
Chevron Corp	COM   166764100 8,859 115,079SH SOLE	              115,079
China Bak Batt  COM   16936Y100   396 142,710SH SOLE                  142,710
Cogent          COM   19239Y108   405  39,000SH SOLE                   39,000
ConocoPhillips  COM   20825C104 8,049 157,620SH SOLE                  157,620
Cooper Tire Rub COM   216831107   731  36,500SH SOLE                   36,500
Coventry Health COM   222862104 1,020  42,000SH SOLE                   42,000
Direxion Lg Cap COM   25459W854 8,913 550,000SH SOLE                  550,000
Dress Barn Inc. COM   261570105 1,009  43,700SH SOLE                   43,700
Eagle Rock      COM   26985r104 5,166 892,333SH SOLE                  892,333
Enbridge Energy COM   29250r106 1,897  35,340SH SOLE                   35,340
Enerplus Res	COM   29274D604	  995  43,338SH SOLE		       43,338
Energy Transfer COM   29273R109 1,574  35,002SH SOLE                   35,002
Enterprise Prod COM   293792107 1,971  62,770SH SOLE                   62,770
Excelon  	COM   30161N101 1,326  27,138SH SOLE                   27,138
Freeport McM.	COM   35671D857 9,948 123,912SH SOLE                  123,912
Freightcar Amer.COM   357023100   642  32,400SH SOLE                   32,400
Frontier Oil    COM   35914P105   602  50,000SH SOLE                   50,000
General Elec	COM   369604103	2,703 178,672SH SOLE		      178,672
GlaxoSmithKlin  COM   37733W105 3,597  85,145SH SOLE                   85,145
H & E Equipment COM   404030108   514  49,005SH SOLE                   49,005
Harley David.	COM   412822108	1,391  55,235SH SOLE		       55,235
Hawaiian Elec.	COM   419870100	1,646  78,796SH SOLE		       78,796
Heinz		COM   423074103 2,026  47,382SH SOLE		       47,382
Hershey Co.	COM   427866108	5,293 147,900SH SOLE		      147,900
Home Depot	COM   437076102	6,147 212,483SH SOLE		      212,483
Insteel Indust. COM   45774W108   449  34,600SH SOLE                   34,600
Intel Corp.     COM   458140100 6,507 319,007SH SOLE                  319,007
Ishares TR Dow  COM   464287739 7,302 159,025SH SOLE                  159,025
Johnson & John	COM   478160104 4,382  68,041SH SOLE                   68,041
Kenneth Cole    COM   193294105   432  44,855SH SOLE                   44,855
Kinder Morgan   COM   494550106 2,041  33,485SH SOLE                   33,485
Kraft Foods 	COM   50075N104 4,828 177,654SH SOLE		      177,654
K-Swiss         COM   482686102   218  21,935SH SOLE                   21,935
Lilly Eli & CO  COM   532457108 1,316  36,867SH SOLE                   36,867
Louisiana Pac.	COM   546347105   358  51,330SH SOLE                   51,330
Magellan Mid.   COM   559080106 1,975  45,598SH SOLE                   45,598
Marathon Oil    COM   565849106   334  10,718SH SOLE                   10,718
Merck & Co.	COM   589331107 6,809 186,346SH SOLE                  186,346
Mesa Royalty TR COM   590660106   949  25,741SH SOLE                   25,741
Nicor Inc.	COM   654086107	4,660 110,706SH SOLE		      110,706
Norfolk SOuth   COM   655844108 2,022  38,589SH SOLE                   38,589
Nucor Corp.	COM   670346105	2,140  45,891SH SOLE		       45,891
Nustar          COM   67058h102 2,894  51,610SH SOLE                   51,610
Occidental Pet.	COM   674599105	251,958 3,097,215SH SOLE            3,097,215
Olin Corp	COM   680665205 8,802 502,444SH SOLE                  502,444
Patterson UTI   COM   703481101   818  53,350SH SOLE                   53,350
Penn VA         COM   707884102 1,336  62,006SH SOLE                   62,006
Penn West Ener. COM   707885109 1,710  97,167SH SOLE                   97,167
Pfizer		COM   717081103 6,386 351,122SH SOLE                  351,122
Philip Morris	COM   718172109	5,542 115,017SH SOLE		      115,017
Pioneer Drillin COM   723655106	  673  85,190SH SOLE                   85,190
Plains All Amer COM   726503105 2,029  38,392SH SOLE                   38,392
Polaris Ind.	COM   731068102 1,779  40,788SH SOLE                   40,788
PPG Industries	COM   693506107 3,610  61,681SH SOLE                   61,681
Procter&Gamble  COM   742718109 2,166  35,728SH SOLE                   35,728
Proshares TR    COM   74347x856 1,451  40,000SH SOLE                   40,000
PROSHS Ultrash. COM   74347R552 1,425 190,000SH SOLE                  190,000
PUblic Svc Ent. COM   744573106   355  10,682SH SOLE                   10,682
Fin. Sector SPDRCOM   81369Y605 3,926 272,640SH SOLE                  272,640
Silicon Graphic	COM   82706L108	  998 142,500SH SOLE		      142,500
Southern Co     COM   842587107   372  11,170SH SOLE                   11,170
SPDR Gold Trust COM   78463V107 25,164 234,500SH SOLE                 234,500
Suncor Energy   COM   867229106   582  16,500SH SOLE                   16,500
Sunoco Inc.     COM   86764p109 1,064  40,793SH SOLE                   40,793
Sunoco Logist.  COM   86764L108 2,150  32,154SH SOLE                   32,154
Sun Cmntys Inc. COM   866674104 6,115 309,640SH SOLE                  309,640
Sysco Corp	COM   871829107 6,610 236,607SH SOLE                  236,607
T C Pipelines   COM   87233q108 1,913  51,949SH SOLE                   51,949
Telecom Corp NZ	COM   879278208	2,132 237,215SH SOLE		      237,215
Trinity Indust. COM   896522109   874  50,163SH SOLE                   50,163
United Parcel	COM   911312106	1,718  29,948SH SOLE                   29,948
Universal Corp	COM   913456109 3,494  76,606SH SOLE                   76,606
Universal ForestCOM   913543104   699  19,000SH SOLE                   19,000
USG Corp.	COM   903293405   210  15,000SH SOLE                   15,000
Valero Energy   COM   91913Y100 4,568 272,764SH SOLE                  272,764
Verizon Comm	COM   92343V104 6,600 199,225SH SOLE                  199,225
Viropharma Inc. COM   928241108 1,346 160,470SH SOLE                  160,470
Wal-Mart 	COM   931142103	6,297 117,817SH SOLE		      117,817
Western Refin.  COM   959319104 1,045 222,000SH SOLE                  222,000
Weyerhaeuser	COM   962166104	3,585  83,102SH SOLE		       83,102





REPORT SUMMARY:   93        524,365